Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2025
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥152	¥—	¥152	¥152	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	8	8	2	6

Total	¥—	¥152	¥8	¥160	¥154	¥6

	Billions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥241	¥—	¥241	¥241	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	9	9	2	7

Total	¥—	¥241	¥9	¥250	¥243	¥7

Type and carrying value of financial assets

	Billions of yen
	March 31
	2024	2025
Assets
Trading assets
Japanese government securities	¥1	¥1
Loans for trading purposes	69	66
Loans receivable	539	481

Total	¥609	¥548

Liabilities
Borrowings	¥609	¥548

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2024	2025
Consolidated VIE assets
Cash and cash equivalents	¥73	¥14
Trading assets
Equities	539	527
Debt securities	613	643
CMBS and RMBS	94	64
Derivatives	1	1
Private equity and debt investments	49	83
Office buildings, land, equipment and facilities	15	3
Other	84	236

Total	¥1,468	¥1,571

Consolidated VIE liabilities
Trading liabilities
Derivatives	0	0
Borrowings
Short-term borrowings	220	112
Long-term borrowings	886	935
Other	6	156

Total	¥1,112	¥1,203

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2024
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥26	¥—	¥26
Debt securities	83	—	83
CMBS and RMBS	2,996	—	2,996
Investment trust funds and other	147	—	147
Private equity and debt investments	23	—	23
Loans	1,512	—	1,512
Other	22	—	22
Commitments to extend credit and other guarantees	—	—	224

Total	¥4,809	¥—	¥5,033

	Billions of yen
	March 31, 2025
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥23	¥—	¥23
Debt securities	80	—	80
CMBS and RMBS	3,288	—	3,288
Investment trust funds and other	129	—	129
Private equity and debt investments	23	—	23
Loans	1,712	—	1,712
Other	23	—	23
Commitments to extend credit and other guarantees	—	—	167

Total	¥5,278	¥—	¥5,445